INVENTORIES INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories	Inventories

	Gold		Copper
	As at December 31, 2022	As at December 31, 2021	As at December 31, 2022	As at December 31, 2021
Raw materials
Ore in stockpiles	$2,809	$2,587	$150	$174
Ore on leach pads	641	663	—	—
Mine operating supplies	704	593	59	79
Work in process	138	108	—	—
Finished products	89	76	10	90
	$4,381	$4,027	$219	$343
Non-current ore in stockpiles and on leach pads[1]	(2,669)	(2,462)	(150)	(174)
	$1,712	$1,565	$69	$169
[1]Ore that we do not expect to process in the next 12 months is classified within other long-term assets.

Inventory Impairment Charges
For the years ended December 31	2022	2021
Veladero	42	—
Carlin	33	—
Lumwana	19	—
Cortez	10	22
Inventory impairment charges	$104	$22

Ore in Stockpiles	As at December 31, 2022	As at December 31, 2021
Gold
Carlin	$1,129	$986
Pueblo Viejo	712	674
Turquoise Ridge	354	405
Loulo-Gounkoto	175	161
North Mara	165	93
Cortez	104	81
Phoenix	78	73
Veladero	40	51
Porgera	30	30
Tongon	20	33
Bulyanhulu	2	—
Copper
Lumwana	150	174
	$2,959	$2,761

Ore on Leach pads	As at December 31, 2022	As at December 31, 2021
Gold
Veladero	$238	$196
Carlin	196	209
Cortez	112	113
Turquoise Ridge	37	41
Long Canyon	32	77
Phoenix	26	23
Pierina	—	4
	$641	$663
Purchase Commitments
At December 31, 2022, we had purchase obligations for supplies and consumables of approximately $1,753 million (2021: $1,718 million).